Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2020	$ 4,297,620	$ 334,523	$ 2,894,471	$ 1,205,395	$ 22,370	$ (159,139)
Beginning Balance, shares at Dec. 31, 2020		133,809,374
Net income	367,738	$ 0	0	367,738	0	0
Other comprehensive loss, net of tax	(27,258)	0	0	0	(27,258)	0
Total Comprehensive income, net of tax	340,480
Stock based compensation expense	8,018	0	8,018	0	0	0
Acquisition of Community Bankers Trust Corporation (7,135,771 shares), Values	260,279	$ 17,839	242,440	0	0	0
Acquisition of Community Bankers Trust Corporation (7,135,771 shares), Shares		7,135,771
Purchase of treasury stock	(11,211)	$ 0	0	0	0	(11,211)
Cash dividends	(182,356)	0	0	(182,356)	0	0
Stock grant forfeiture	0	$ 0	268	0	0	(268)
Stock grant forfeiture, shares		0
Net issuance of common stock under stock-based compensation plans	5,798	$ 1,040	4,758	0	0	0
Net issuance of common stock under stock-based compensation plans, shares		415,121
Ending Balance at Dec. 31, 2021	4,718,628	$ 353,402	3,149,955	1,390,777	(4,888)	(170,618)
Ending Balance, shares at Dec. 31, 2021		141,360,266
Net income	379,627	$ 0	0	379,627	0	0
Other comprehensive loss, net of tax	(327,844)	0	0	0	(327,844)	0
Total Comprehensive income, net of tax	51,783
Stock based compensation expense	9,881	0	9,881	0	0	0
Purchase of treasury stock	(79,460)	0	0	0	0	(79,460)
Cash dividends	(194,978)	0	0	(194,978)	0	0
Stock grant forfeiture	0	$ 0	326	0	0	(326)
Stock grant forfeiture, shares		0
Net issuance of common stock under stock-based compensation plans	10,339	$ 1,627	8,712	0	0	0
Net issuance of common stock under stock-based compensation plans, shares		651,294
Ending Balance at Dec. 31, 2022	4,516,193	$ 355,029	3,168,874	1,575,426	(332,732)	(250,404)
Ending Balance, shares at Dec. 31, 2022		142,011,560
Net income	366,313	$ 0	0	366,313	0	0
Other comprehensive loss, net of tax	73,051	0	0	0	73,051	0
Total Comprehensive income, net of tax	439,364
Stock based compensation expense	12,463	0	12,463	0	0	0
Purchase of treasury stock	(1,382)	0	0	0	0	(1,382)
Cash dividends	(196,120)	0	0	(196,120)	0	0
Stock grant forfeiture	0	$ 0	320	0	0	(320)
Stock grant forfeiture, shares		0
Net issuance of common stock under stock-based compensation plans	722	$ 615	107	0	0	0
Net issuance of common stock under stock-based compensation plans, shares		246,086
Ending Balance at Dec. 31, 2023	$ 4,771,240	$ 355,644	$ 3,181,764	$ 1,745,619	$ (259,681)	$ (252,106)
Ending Balance, shares at Dec. 31, 2023		142,257,646